Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings	$ 57,703	$ 195,137
Adjustments for Depreciation and depletion	263,352	309,654
Amortization of credit facility origination fees:
Interest expense	699	825
Amortization of credit facility origination fees - undrawn facilities	761	636
Impairment charges	228,680	71,000
Interest expense	24,294	23,368
Equity settled stock based compensation	5,051	5,060
Performance share units	140	(3,535)
Deferred income tax (recovery) expense	(1,212)	(1,302)
Loss on fair value adjustment of share purchase warrants held	6
Receipt of shares in exchange for contractual modifications	(7,500)
Fair value adjustment on convertible note receivable	(215)
Investment income recognized in net earnings	(467)	(184)
Other	(975)	(226)
Change in non-cash working capital	(6,599)	7,039
Cash generated from operations before interest paid and received	563,718	607,472
Interest paid - expensed	(25,243)	(23,317)
Interest received	333	146
Cash generated from operating activities	538,808	584,301
Financing activities
Bank debt repaid	(423,000)	(1,053,000)
Bank debt drawn		780,000
Credit facility origination fees	(1,311)	(1,300)
Shares issued		632,547
Share issue costs		(25,996)
Repurchase of share capital		(33,126)
Share purchase options exercised	1,181	21,931
Dividends paid	(121,934)	(78,708)
Cash (used for) generated from financing activities	(545,064)	242,348
Investing activities
Silver and gold interests		(800,432)
Interest paid - capitalized to silver interests		(615)
Early deposit - silver and gold interests	(1,721)	(4,087)
Proceeds on disposal of silver interest	1,022
Acquisition of long-term investments	(129)
Acquisition of convertible note receivable	(15,562)
Investment in associate	(2,994)
Dividend income received	60	37
Other	(249)	(338)
Cash used for investing activities	(19,573)	(805,435)
Effect of exchange rate changes on cash and cash equivalents	55	(216)
(Decrease) increase in cash and cash equivalents	(25,774)	20,998
Cash and cash equivalents, beginning of year	124,295	103,297
Cash and cash equivalents, end of year	$ 98,521	$ 124,295